Fees Summary	Jun. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,261,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,724.06
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Per Rule 457(r)
Net Fee	$ 1,724.06
Narrative - Max Aggregate Offering Price	$ 11,261,000.00
Final Prospectus	true